                                                              File No. 33-82366
                                                              File No. 811-08690

              As filed with the Securities and Exchange Commission
                                on July 13, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                   /X/
                         POST-EFFECTIVE AMENDMENT NO. 9                    /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                  /X/
                                AMENDMENT NO. 11                           /X/

                               THE DLB FUND GROUP
               (Exact Name of Registrant as Specified in Charter)

               One Memorial Drive, Cambridge, Massachusetts 02142
                     (Address of Principal Executive Office)

                                 (617) 225-3800
              (Registrant's Telephone Number, Including Area Code)

Ronald E. Gwozdz                                  with a copy to:
David L. Babson and Company Incorporated          Gregory D. Sheehan, Esq.
One Memorial Drive                                Ropes & Gray
Cambridge, Massachusetts  02142                   One International Place
(Name and Address of Agent for Service)           Boston, Massachusetts  02110

Approximate date of proposed public offering:     As soon as practicable after
                                                  the date this registration
                                                  statement becomes effective

It is proposed that this filing become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)

/X/      on July 20, 1998 pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)(1)

/ /      on (date) pursuant to paragraph (a)(1)

/ /      75 days after filing pursuant to paragraph (a)(2)

/ /      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/X/ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

         This amendment relates solely to the DLB Micro Capitalization Fund. No information relating to any other series of the registrant is amended or superseded hereby.

                               THE DLB FUND GROUP
                                    FORM N-1A

         Parts A and B of Post-Effective Amendment No. 7 to the Registrant's Registration Statement, filed with the Commission on April 30, 1998, are unchanged by this Post-Effective Amendment and are incorporated herein by reference in their entirety.

PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

                  (a)      Index to Financial Statements and Supporting
                           Schedules: None

                  (b)      Exhibits:

                           (1)      (a)  Agreement and Declaration of Trust*

                                    (b)      Amendment No.1 to Agreement and
                                             Declaration of Trust*

                                    (c)      Amendment No. 2 to Agreement and
                                             Declaration of Trust**

                                    (d)      Amendment No. 3 to Agreement and
                                             Declaration of Trust**

                           (2)      By-Laws*

                           (3)      Not Applicable

                           (4)      Not Applicable

                           (5)      Forms of Management Contracts

                                    (a)      Management Contract between the
                                             Trust and David L. Babson and
                                             Company Incorporated (the
                                             "Manager") on behalf of the DLB
                                             Fixed Income Fund*

                                    (b)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Global Small Capitalization
                                             Fund*

                                    (c)      Sub-Advisory Agreement between the
                                             Manager and Babson-Stewart Ivory
                                             International ("BSII") on behalf of
                                             the DLB Global Small Capitalization
                                             Fund*

                                    (d)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Value Fund*

                                    (e)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Mid Capitalization Fund*

                                    (f)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Global Bond Fund***

                                    (g)      Sub-Advisory Agreement between the
                                             Manager and Potomac Babson
                                             Incorporated ("PBI") on behalf of
                                             the DLB Global Bond Fund***

                                    (h)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Quantitative Equity Fund***

                                    (i)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Growth Fund**

                                    (j)      Management Contract between the
                                             Trust and the Manager on behalf of
                                             the DLB Micro Capitalization Fund**

                           (6)      Not Applicable

                           (7)      Not Applicable

                           (8) Form of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")*

                           (9) Form of Transfer Agency Agreement between the Trust and IBT**

                           (10)     Opinion and Consent of Ropes & Gray*

                           (11)     Not Applicable

                           (12)     Not Applicable

--------

         *Incorporated by reference to Registrant's Post-Effective Amendment No.5 filed on February 19, 1997.

         **Incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on April 30, 1998.

         ***Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on July 31, 1996.

                           (13) Letter of Understanding relating to Initial Capital*

                           (14)     Not Applicable

                           (15)     Not Applicable

                           (16)     Not Applicable

                           (17)     Not Applicable

                           (18)     Not Applicable

                           (19)(a) Powers of Attorney for Ronald E. Gwozdz, Charles E. Hugel, Richard A. Nenneman, Richard J. Phelps and DeAnne B. Dupont*

                               (b)  Power of Attorney for James W. MacAllen**

ITEMS 25-32.

         Items 25 through 32 of Post-Effective Amendment No. 7 to the Registrant's Registration Statement, filed with the Commission on April 30, 1998, are unchanged by this Post-Effective Amendment and are incorporated herein by reference in their entirety.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust of The DLB Fund Group, as amended, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 9 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 13th day of July, 1998.

                                   THE DLB FUND GROUP

                                   By:  /s/ Ronald E. Gwozdz
                                        --------------------
                                            Ronald E. Gwozdz
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.

                 *                            Trustee; Chairman                 July 13, 1998
-----------------------------------
James W. MacAllen

/s/ Ronald E. Gwozdz                          Trustee; Principal Executive      July 13, 1998
-----------------------------------             Officer; President
    Ronald E. Gwozdz

                 *                            Treasurer; Principal Financial    July 13, 1998
-----------------------------------             Officer; Principal
DeAnne B. Dupont                                Accounting Officer

                 *                            Trustee                           July 13, 1998
-----------------------------------
Charles E. Hugel

                 *                            Trustee                           July 13, 1998
-----------------------------------
Richard A. Nenneman

                 *                            Trustee                           July 13, 1998
-----------------------------------
Richard J. Phelps

            *By   /s/ Ronald E. Gwozdz
                  --------------------
                      Ronald E. Gwozdz
                      Attorney-In-Fact